Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2012
Registrant Name	LORD ABBETT RESEARCH FUND INC
Central Index Key	0000887194
Amendment Flag	false
Document Creation Date	Jun. 11, 2013
Document Effective Date	Apr. 01, 2013
Prospectus Date	Apr. 01, 2013